Note 13 - Commitments and Contingencies (Details Textual) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Mar. 14, 2017	Feb. 02, 2015	Mar. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	May 31, 2018
Research and Development Expenses Settled by Shares Issuance			$ 42,259			$ 42,259
Shares Issued, Price Per Share (in dollars per share)			$ 20
Private Placement [Member]
Shares Issued, Price Per Share (in dollars per share)							$ 27.06
Private Placement [Member] | Nereus Trust [Member]
Stock Issued in Lieu of Royalty Payments (in shares)	2,112,963		2,112,963
Wanchun Biotech [Member]
Quarterly Royalty Payments Required As a Percentage of Gross Proceeds on Sale of Product				20.00%
Term of Royalty Payments (Year)				10 years
Wanchun Biotech and Fortis Advisors LLC [Member]
Period Following Royalty Termination Agreement, Requirement to Issue Shares (Year)		3 years
Percentage of Fully-diluted Equity Capitalization Required to Be Issued As Shares in Lieu of Royalty Payments		10.00%